SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Property, Plant, and Equipment [Abstract]
Tools, machinery, and equipment	$ 1,811	$ 1,811	$ 1,352
Less – accumulated depreciation	(535)	(354)	(23)
Total property and equipment, net	$ 1,276	$ 1,457	$ 1,329